SPDR DoubleLine Total Return Tactical ETF
FUND SUMMARY SPDR® DoubleLine Total Return Tactical ETF
INVESTMENT OBJECTIVE
The SPDR DoubleLine Total Return Tactical ETF (the “Fund”) seeks to maximize total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below reflect the expenses of both the Fund and the Portfolio (defined below) and do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR DoubleLine Total Return Tactical ETF
MANAGEMENT FEES	[1][2]	0.65%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1][3]	none
OTHER EXPENSES	[1][4]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[1][3]	0.65%
LESS CONTRACTUAL FEE WAIVER AND/OR REIMBURSEMENT	[1][5]	(0.10%)
NET ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR REIMBURSEMENT	[1][5]	0.55%
[1]	The Fee Table and the Example reflect the fees and expenses of both the Fund and the Portfolio.
[2]	The management fee paid to the Adviser is reduced by the proportional amount of the advisory fee, as well as acquired fund fees and expenses, of the Portfolio.
[3]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	SSgA Funds Management, Inc. ("SSgA FM" or "Adviser") has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2016, so that the net annual fund operating expenses of the Fund will be limited to 0.55% of the Fund's average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2016, the waiver and/or reimbursement may be cancelled or modified at any time. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR DoubleLine Total Return Tactical ETF	56	198

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests substantially all of its assets in the State Street DoubleLine Total Return Tactical Portfolio (the “Portfolio”), a separate series of the SSgA Master Trust with an identical investment objective as the Fund. As a result, the Fund invests indirectly through the Portfolio.

Under normal circumstances, DoubleLine Capital LP (the “Sub-Adviser” or “DoubleLine”) will invest at least 80% of the Portfolio’s net assets in a portfolio of fixed income securities of any credit quality. Fixed income securities in which the Portfolio principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; agency and non-agency residential mortgage-backed securities (“RMBS”); agency and non-agency commercial mortgage-backed securities (“CMBS”); agency and non-agency asset-backed securities (“ABS”); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments including emerging markets; municipal bonds; and other securities bearing fixed interest rates of any maturity. The Portfolio may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies).

The Portfolio intends to invest at least 20% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”) or, if unrated by an NRSRO, securities that are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 20% of its net assets in the aggregate in non-agency RMBS, CMBS and ABS.

The Portfolio may invest up to 25% of its net assets in corporate high yield securities (commonly known as “junk bonds”). Under normal circumstances, the combined total of corporate, sovereign, non-agency and all other debt rated below investment grade will not exceed 40% of the Fund’s net assets. The Sub-Adviser strives to allocate below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment grade securities are instruments that are rated BB+ or lower by S&P or Fitch Inc. or Ba1 or lower by Moody’s or equivalent ratings by another registered NRSRO, or, if unrated by an NRSRO, of comparable quality in the opinion of the Sub-Adviser.

The Portfolio may invest up to 15% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 25% of its net assets in securities and instruments that are economically tied to emerging market countries. The Portfolio generally considers an issuer to be economically tied to an emerging market country if: (i) the issuer is organized under the laws of an emerging country; (ii) the issuer’s securities are traded principally in an emerging country; or (iii) during the issuer’s most recent fiscal year it derived at least 50% of its revenues, earnings before interest, taxes, depreciation, and amortization, or profits from goods produced or sold by, investments made in, or services performed in emerging countries, or it had at least 50% of its assets in emerging countries.

The Sub-Adviser monitors the duration of the securities held by the Portfolio to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub-Adviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than 1 year and no more than 8 years. The duration of the portfolio may vary materially from its target, from time to time. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Sub-Adviser actively manages the Portfolio’s asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates Portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom-up approach. Under normal circumstances, the Sub-Adviser uses a controlled risk approach in managing the Portfolio’s investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:
  security selection within a given sector;
  relative performance of the various market sectors;
  the shape of the yield curve; and
  fluctuations in the overall level of interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests.

DEBT SECURITIES INVESTING RISK: The value of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income. Certain risks are embedded within debt securities investing risk:

Credit Risk: Credit risk is the risk that an issuer or counterparty will fail to pay its obligations to the Portfolio when they are due. As a result, the Portfolio’s income might be reduced, the value of the Portfolio’s investment might fall, and/or the Portfolio could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities, including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Extension Risk: Extension risk is the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Interest Rate Risk: Interest rate risk is the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. For example, the value of a security with a duration of five years would be expected to increase by 5% for every 1% decrease in interest rates. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s, Fitch Inc., or S&P, respectively, or unrated securities considered to be of equivalent quality by the Sub-Adviser, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities without taking a discount, which could be significant. High yield securities also may present greater credit risk because such securities may be issued in connection with corporate restructuring by highly leveraged issuers or may not be current in the payment of interest or principal or in default.

U.S. TREASURY OBLIGATIONS RISK: U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Portfolio’s U.S. Treasury obligations to decline.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Portfolio and, therefore, the Fund will be adversely impacted.

INFLATION PROTECTED SECURITIES RISK: Inflation protected securities, such as inflation protected public obligations of the U.S. Treasury (commonly known as “TIPS”), generally fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security’s value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Portfolio and, thus, the Fund.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK: Asset-backed and mortgage-backed securities (residential and commercial) represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These securities, in most cases, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. These securities are subject to the risk of default on the underlying asset or mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities. In particular, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Portfolio having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

PREPAYMENT RISK: Mortgage-related securities may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s and, therefore, the Fund’s income.

DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Portfolio may invest in forward foreign currency contracts. Forward foreign currency contracts involve an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. When used for hedging purposes, forward foreign currency contracts tend to limit any potential gain that may be realized if the value of the Portfolio’s foreign holdings increases because of currency fluctuations. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Portfolio’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

SOVEREIGN OBLIGATIONS RISK: The Portfolio invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

MUNICIPAL BONDS RISK: The Portfolio invests in tax-exempt municipal bonds. There is no guarantee that the Portfolio’s income from municipal bonds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Portfolio’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Portfolio has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Portfolio and, therefore, the Fund, to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Portfolio. For these and other reasons, investments in emerging markets are often considered speculative.
MANAGEMENT RISK: The Portfolio is actively managed, and therefore the Portfolio is subject to the risk that the investments selected by the Sub-Adviser may cause the Portfolio to underperform relative to its benchmark or other funds with a similar investment objective.

NON-DIVERSIFIED INVESTMENT RISK: The Portfolio is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad-based securities index. When available, the Fund will make updated performance information available by calling 1-866-787-2257 or visiting the Fund’s website: https://spdrs.com.